UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2004
                                               ------------------

Check here if Amendment (    ); Amendment Number: ______________

This Amendment  (Check only one.) :       (   )  is a restatement.
                                          (   )  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         TIFF Advisory Services, Inc.
              (formerly known as Foundation Advisers, Inc.)
              -------------------------

Address:      590 Peter Jefferson Parkway, Suite 250
              --------------------------------------

              Charlottesville, VA  22911
              --------------------------

Form 13F File Number: 028-06313
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Esther Cash
          -----------

Title:    Vice President, TIFF Advisory Services, Inc.
          --------------------------------------------

Phone:    434-817-8200
          ------------


Signature, Place, and Date of Signing:

/s/ Esther Cash                      Charlottesville, VA        May 10, 2004
----------------                     -------------------     ----------------
(Signature)                           (City, State)           (Date)

Report Type  (Check only one.):

(    )     13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

(    )     13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

( X ) 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:               8
                                                --

Form 13F Information Table Entry Total:         54
                                                --

Form 13F Information Table Value Total:    $29,935,561.20
                                           --------------


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Aronson + Johnson + Ortiz, LP - 028-05508
Harding, Loevner Management, L.P. - 028-04434
Marathon Asset Management, Ltd. - 028-03743
Martingale Asset Management, L.P. - 028-04632
Palto Alto Investors - 028-10266
Shapiro Capital Management Company, Inc. - 028-04097
Wellington Management Company, LLP - 028-04557
Westport Asset Management, Inc. - 028-04441


Item 1:                Item 2:   Item 3:     Item 4:        Item 5:                     Item 6:                     Item 7:
------                 ------    -------     -------        -------                     -------                     ------

                       Title                 Fair Market    Shares or            Investment Discretion
                       -----                 -----------    ---------            ---------------------
Name Of Issuer         of Class  CUSIP       Value          Principal Amt.   (a)Sole  (b)Shared  (c)Shared Other    Managers
--------------         --------  -----       -----          --------------   ------   --------   ---------------    --------

Affordable Residential
 Community REIT        COM       008273104   $186,850.00    10,100.00                   X
American Financial
 Realty Trust REIT     COM       02607P305   $403,410.00    23,800.00                   X
Boca Resorts Inc. -
 Class A               COM       09688T106   $195,440.00    11,200.00                   X
Boston
 Properties, Inc. REIT COM       101121101   $271,550.00     5,000.00                   X
Camden Property
 Trust REIT            COM       133131102   $391,065.00     8,700.00                   X
Cedar Shopping
 Centers, Inc. REIT    COM       150602209   $202,917.00    14,300.00                   X
Crescent Real Estate
 Equity REIT           COM       225756105   $754,740.00    42,000.00                   X
Eastgroup
 Properties, Inc. REIT COM       277276101    $67,450.00     1,900.00                   X
First Industrial
 Realty Trust  REIT    COM       32054K103   $268,600.00     6,800.00                   X
General Growth
 Properties, Inc. REIT COM       370021107   $745,180.00    21,200.00                   X
Glimcher Realty Trust  COM       379302102    $59,620.00     2,200.00                   X
Heritage Property
 Investment Trust REIT COM       42725M107   $332,770.00    10,700.00                   X
Hersha Hospitality
 Trust REIT            COM       427825104   $232,140.00    21,900.00                   X
Highland Hospitality
 Corp. REIT            COM       430141101   $155,876.00    13,300.00                   X
Hilton Hotels Corp.    COM       432848109   $456,625.00    28,100.00                   X
Host Marriott
 Corp. REIT            COM       44107P104   $705,456.00    55,200.00                   X
Interstate Hotels &
 Resorts               COM       46088S106   $195,290.00    33,100.00                   X
iStar Financial,
 Inc. REIT             COM       45031U101   $482,220.00    11,400.00                   X
Koger Equity Inc.      COM       500228101   $391,949.00    16,700.00                   X
Levitt Corp.           COM       52742P108   $369,950.00    15,100.00                   X
Maguire Properties
 Inc. REIT             COM       559775101   $243,200.00     9,500.00                   X
Mills Corp. (The) REIT COM       601148109   $703,428.00    13,200.00                   X
Omega Healthcare
 Investors REIT        COM       681936100   $622,851.00    57,300.00                   X
One Liberty
 Properties, Inc. REIT COM       682406103   $464,530.00    20,600.00                   X
Pennsylvania Real
 Estate, REIT          COM       709102107   $346,472.00     9,200.00                   X
Price Legacy
 Corporation REIT      COM       74144P502    $19,846.20     1,164.00                   X
Ramco-Gershenson
 Properties REIT       COM       751452202   $270,720.00     9,600.00                   X
Reckson Associates
 Realty REIT           COM       75621K106   $202,608.00     7,200.00                   X
Rouse Co. (The) REIT   COM       779273101   $766,480.00    14,300.00                   X
Starwood Hotels &
 Resorts REIT          COM       85590A203   $619,650.00    15,300.00                   X
St. Joe Company (The)  COM       790148100   $260,416.00     6,400.00                   X
United Dominion Realty
 Trust REIT            COM       910197102   $162,846.00     8,300.00                   X
Vornado Realty
 Trust REIT            COM       929042109 $1,016,064.00    16,800.00                   X
Alcoa, Inc.            COM       013817101   $919,285.00    26,500.00                   X
American Express Co.   COM       025816109   $891,820.00    17,200.00                   X
Bank of America Corp.  COM       060505104   $793,604.00     9,800.00                   X
Baxter
 International, Inc.   COM       071813109   $889,632.00    28,800.00                   X
Boeing Co.             COM       097023105   $887,112.00    21,600.00                   X
Chevron Texaco Corp.   COM       166764100   $807,576.00     9,200.00                   X
General Electric Co.   COM       369604103   $833,196.00    27,300.00                   X
International Paper Co.COM       460146103   $836,748.00    19,800.00                   X
Intuit, Inc.           COM       461202103   $731,544.00    16,300.00                   X
JP Morgan Chase & Co.  COM       46625H100   $952,265.00    22,700.00                   X
Marsh & McLennan
 Cos., Inc.            COM       571748102   $838,030.00    18,100.00                   X
Mellon Financial Corp. COM       58551A108   $766,605.00    24,500.00                   X
Microsoft Corp.        COM       594918104   $714,142.00    28,600.00                   X
Morgan Stanley         COM       617446448   $813,660.00    14,200.00                   X
Newell
 Rubbermaid, Inc.      COM       651229106   $744,720.00    32,100.00                   X
Oracle Corp.           COM       68389X105   $731,409.00    60,900.00                   X
Public Service Enterprise
 Group, Inc.           COM       744573106   $850,338.00    18,100.00                   X
SLM Corp.              COM       78442P106   $962,550.00    23,000.00                   X
The Healthcare Co.     COM       404119109   $804,276.00    19,800.00                   X
The Limited, Inc.      COM       532716107   $968,000.00    48,400.00                   X
Wyeth Corp.            COM       983024100   $630,840.00    16,800.00                   X



Item 1:                                Item 8:
------                                 -------

                                       Voting Auth.
                                       ------------
Name Of Issuer             (a) Sole  (b) Shared  ( c) None
--------------             --------  ----------  --------

Affordable Residential
 Community REIT              X
American Financial
 Realty Trust  REIT          X
Boca Resorts Inc. -
 Class A                     X
Boston
 Properties, Inc. REIT       X
Camden Property
 Trust REIT                  X
Cedar Shopping
 Centers, Inc. REIT          X
Crescent Real Estate
 Equity REIT                 X
Eastgroup
 Properties, Inc. REIT       X
First Industrial
 Realty Trust REIT           X
General Growth
 Properties, Inc. REIT       X
Glimcher Realty Trust        X
Heritage Property
 Investment Trust REIT       X
Hersha Hospitality
 Trust REIT                  X
Highland Hospitality
 Corp. REIT                  X
Hilton Hotels Corp.          X
Host Marriott Corp. REIT     X
Interstate Hotels & Resorts  X
iStar Financial, Inc. REIT   X
Koger Equity Inc.            X
Levitt Corp.                 X
Maguire Properties Inc. REIT X
Mills Corp. (The) REIT       X
Omega Healthcare Investors
 REIT                        X
One Liberty
 Properties, Inc. REIT       X
Pennsylvania Real
  Estate REIT                X
Price Legacy
 Corporation REIT            X
Ramco-Gershenson
 Properties REIT             X
Reckson Associates
 Realty REIT                 X
Rouse Co. (The) REIT         X
Starwood Hotels
 & Resorts REIT              X
St. Joe Company (The)        X
United Dominion
 Realty Trust REIT           X
Vornado Realty Trust REIT    X
Alcoa, Inc.                  X
American Express Co.         X
Bank of America Corp.        X
Baxter
 International, Inc.         X
Boeing Co.                   X
Chevron Texaco Corp.         X
General Electric Co.         X
International Paper Co.      X
Intuit, Inc.                 X
JP Morgan Chase & Co.        X
Marsh & McLennan
 Cos., Inc.                  X
Mellon Financial Corp.       X
Microsoft Corp.              X
Morgan Stanley               X
Newell
 Rubbermaid, Inc.            X
Oracle Corp.                 X
Public Service Enterprise
 Group, Inc.                 X
SLM Corp.                    X
The Healthcare Co.           X
The Limited Inc.             X
Wyeth Corp.                  X

